Share-Based Compensation (Details) - USD ($)											6 Months Ended	12 Months Ended
	Oct. 21, 2025	Jan. 21, 2025	Jan. 17, 2025	Jan. 01, 2025	Dec. 21, 2024	Nov. 28, 2024	Nov. 01, 2024	Oct. 21, 2024	Oct. 01, 2024	Aug. 06, 2024	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation [Line Items]
Restricted shares granted				72,000
Vested shares				100,000
Recognized share based compensation (in Dollars)												$ 584,150
Unrecognized compensation expense- (in Dollars)												3,696,150
Weighted average period											2 years 4 months 13 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Recognized share based compensation (in Dollars)												$ 584,150
Chief Financial Officer [Member]
Share-Based Compensation [Line Items]
Vested shares				450,000
2024 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Restricted shares granted			60,000			20,000	60,000	26,000	60,000	166,000
Vested shares		6,500		24,000	6,500				20,000
2024 Equity Incentive Plan [Member] | Forecast [Member]
Share-Based Compensation [Line Items]
Vested shares	13,000
2024 Equity Incentive Plan [Member] | Chief Financial Officer [Member]
Share-Based Compensation [Line Items]
Vested shares				10,000